Summary of Significant Accounting Policies (Details) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended													12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Ziegler Georgia 7, LLC (Georgia 7)	Dec. 31, 2012 ZCO	Dec. 31, 2012 Illinois 12 Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2006 Illinois 12 Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2012 Investing Member Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2006 Investing Member Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2012 IDP Sandwich Development Partners (IDP) Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2006 IDP Sandwich Development Partners (IDP) Sandwich Development Partners LLC (Sandwich)	Dec. 31, 2012 Maine 15 Bath Road Associates, LLC (Bath Road)	Dec. 31, 2012 Bath Road Management, LLC (BRM) Bath Road Associates, LLC (Bath Road)	Dec. 31, 2012 Other investors Bath Road Associates, LLC (Bath Road)	Dec. 31, 2012 Illinois 18 Remington Development Partners, LLC (Remington)	Dec. 31, 2007 Illinois 18 Remington Development Partners, LLC (Remington)	Dec. 31, 2012 IDP Remington Holdings (IDP) Remington Development Partners, LLC (Remington)	Dec. 31, 2012 Fund I	Dec. 31, 2012 Fund I Ziegler Michigan 5, LLC (Michigan 5)	Dec. 31, 2012 Fund I Ziegler Georgia 6, LLC (Georgia 6)	Dec. 31, 2012 Fund I Ziegler Michigan 6, LLC (Michigan 6)	Dec. 31, 2012 Fund I Ziegler Georgia 7, LLC (Georgia 7)	Dec. 31, 2011 Fund I Ziegler Georgia 7, LLC (Georgia 7)	Dec. 31, 2012 Fund I Ziegler Florida 4, LLC (Florida 4)	Dec. 31, 2012 Fund I Ziegler Georgia 21, LLC (Georgia 21)	Dec. 31, 2012 Fund I Ziegler Texas 8, LLC (Texas 8)	Dec. 31, 2012 Fund I Ziegler Arizona 23, LLC (Arizona 23)	Dec. 31, 2012 Fund I General Interest	Dec. 31, 2012 Fund I Limited Interest	Dec. 31, 2012 Fund II	Dec. 31, 2012 Fund II Ziegler Illinois 12, LLC (Illinois 12)	Dec. 31, 2012 Fund II Ziegler Michigan 12, LLC (Michigan 12)	Dec. 31, 2012 Fund II Ziegler Georgia 13, LLC (Georgia 13)	Dec. 31, 2012 Fund II Ziegler Tennessee 14, LLC (Tennessee 14)	Dec. 31, 2012 Fund II Ziegler Ohio 9, LLC (Ohio 9)	Dec. 31, 2012 Fund II Ziegler Maine 15, LLC (Maine 15)	Dec. 31, 2012 Fund II General Interest	Dec. 31, 2012 Fund II Limited Interest	Dec. 31, 2012 Fund III	Dec. 31, 2012 Fund III Ziegler Georgia 21, LLC (Georgia 21)	Dec. 31, 2012 Fund III Ziegler Maine 15, LLC (Maine 15)	Dec. 31, 2012 Fund III Ziegler Wisconsin 16, LLC (Wisconsin 16)	Dec. 31, 2012 Fund III Ziegler Georgia 17, LLC (Georgia 17)	Dec. 31, 2012 Fund III Ziegler Illinois 18, LLC (Illinois 18)	Dec. 31, 2012 Fund III Ziegler Ohio 19, LLC (Ohio 19)	Dec. 31, 2012 Fund III Ziegler Georgia 20, LLC (Georgia 20)	Dec. 31, 2012 Fund III General Interest	Dec. 31, 2012 Fund III Limited Interest	Dec. 31, 2012 Fund IV	Dec. 31, 2012 Fund IV Ziegler Ohio 9, LLC (Ohio 9)	Dec. 31, 2012 Fund IV Ziegler Georgia 22, LLC (Georgia 22)	Dec. 31, 2012 Fund IV Ziegler Wisconsin 24, LLC (Wisconsin 24)	Dec. 31, 2012 Fund IV Limited Interest	Dec. 31, 2012 Fund IV General Interest
Summary of Significant Accounting Policies
Preferred annual return to members or partners (as a percent)				7.00%		7.00%							7.00%			8.00%												8.00%									8.00%										7.00%
Distribution percentage to members or partners, after the distribution of preferred annual return and return of invested capital (as a percent)	80.00%		20.00%	59.60%		5.40%		35.00%					65.00%		35.00%
Details of initial capital structure
Investment Units																										0.01	151								0.02	356									0.01	90.5					112.3	0.02
Unit Price (in dollars per unit)																$ 100,000												$ 50,000									$ 100,000										$ 50,000
Principles of Consolidation
Ownership interest in consolidated subsidiaries (as a percent)																	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	79.40%	100.00%	50.00%				100.00%	100.00%	100.00%	100.00%	83.21%	56.77%				20.60%	43.23%	100.00%	100.00%	100.00%	100.00%	100.00%				16.79%	100.00%	100.00%
Capital contributed					$ 1,100,000		$ 100,000		$ 100					$ 1,300,000
Percentage of cash flow from property										66.33%	25.51%	8.16%
Lease term		5 years
Ownership interest exchanged (as a percent)		50.00%
Voting interest (as a percent)																				51.00%